RELATED PARTY TRANSACTIONS - Anta Sports transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 26.7	$ 8.6	$ 5.9
Anta Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Sales to ANTA Sports and subsidiaries	$ 1.1	$ 1.9	$ 4.9